PREFERRED SHARES	12 Months Ended
Dec. 31, 2014
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES
PREFERRED SHARES

at December 31	Number of Shares Authorized and Outstanding	Current Yield	Annual Dividend Per Share[1]	Redemption Price Per Share[2]	Redemption and Conversion Option Date [2,3]	Right to Convert Into [3,4]	2014	2013
Cumulative First Preferred Shares[5]	(thousands)						(millions of Canadian dollars)[6]	(millions of Canadian dollars)[6]

Series 1	9,498	3.27%	$0.82	$25.00	December 31, 2019	Series 2	233	539
Series 2	12,502	Floating[7]	Floating	$25.50	December 31, 2019	Series 1	306	—
Series 3	14,000	4.00%	$1.00	$25.00	June 30, 2015	Series 4	343	343
Series 5	14,000	4.40%	$1.10	$25.00	January 30, 2016	Series 6	342	342
Series 7	24,000	4.00%	$1.00	$25.00	April 30, 2019	Series 8	589	589
Series 9	18,000	4.25%	$1.06	$25.00	October 30, 2019	Series 10	442	—
							2,255	1,813

1
The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend, as declared by the Board with the exception of Series 2 preferred shares. The holders of Series 2 preferred shares are entitled to receive quarterly, floating rate, cumulative, preferential dividends as declared by the Board.

2
Series 2 preferred shares are redeemable by TransCanada at any time for $25.50 per share plus all accrued and unpaid dividends on such redemption date, unless redeemed on a designated redemption option date, or any fifth anniversary thereafter, in which case they are redeemable at $25.00 per share plus all accrued and unpaid dividends. For all other series of preferred shares, TransCanada may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the redemption option date and on every fifth anniversary thereafter.

3
The holder will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter.

4
With the exception of Series 1 preferred shares, if converted each series will be entitled to receive floating rate, cumulative, quarterly, preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate + 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), and 2.35 per cent (Series 10). Holders of Series 1 preferred shares will receive fixed, cumulative, quarterly preferential dividends if converted.

5
With the exception of Series 2 preferred shares, and where the redemption and/or conversion option is not exercised on a designated conversion date, the dividend rate on the fixed rate, cumulative, quarterly, preferential dividends will reset on the redemption and conversion option date and every fifth year thereafter to an annualized rate equal to the then five-year Government of Canada bond yield + 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), and 2.35 per cent (Series 9). Holders of Series 2 preferred shares will receive floating rate, cumulative, quarterly, preferential dividends.

6	Net of underwriting commissions and deferred income taxes.

7	Commencing December 31, 2014, the floating quarterly dividend rate for the Series 2 preferred shares is 2.82 per cent and will reset each quarter going forward.
In January 2014, TransCanada completed a public offering of 18 million Series 9 cumulative redeemable first preferred shares at a price of $25.00 per share, resulting in gross proceeds of $450 million.
At December 31, 2014, holders of 12,501,577 Series 1 preferred shares exercised their option to convert to Series 2 preferred shares and receive floating rate, cumulative, quarterly, preferential dividends at a rate equal to the then 90-day Government of Canada Treasury bill rate + 1.92 per cent until December 31, 2019. The floating quarterly dividend rate for the Series 2 preferred shares for the first quarterly floating rate period (being the period from December 31, 2014 to but excluding March 31, 2015) is 2.82 per cent per annum and will reset every quarter. The 9,498,423 Series 1 preferred shares will pay on a quarterly basis, for the five-year period beginning on December 31, 2014 a fixed quarterly dividend based on an annual fixed dividend rate of 3.27 per cent .